S000022078 [Member] Investment Objectives and Goals - Small Cap Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: SMALL CAP INDEX FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Small Cap Index Fund (the “Fund”) is to seek to replicate the returns and characteristics of a small cap index.